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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: December 31, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Markel Corporation
Address: 4521 Highwoods Pkwy
         Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas S. Gayner
Title:   President and Chief Investment Officer
Phone:   804-527-3806

Signature, Place, and Date of Signing:

/s/  Thomas S. Gayner    Richmond, VA     02/13/2012
----------------------   --------------   -----------
     [Signature]         [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 127

Form 13F Information Table Value Total: $1,895,524
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.    Form 13F File Number         Name
    ---    --------------------         ----
    1      28-6056                      Markel Gayner Asset Management
                                        Corporation

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2452    30000 SH       SOLE                    30000
                                                             12840   157100 SH       DEFINED 01             154000              3100
Abbott Laboratories            COM              002824100     5061    90000 SH       DEFINED 01              89000              1000
Accenture                      COM              G1151C101      532    10000 SH       SOLE                    10000
                                                              5855   110000 SH       DEFINED 01             100000             10000
Air Products & Chemicals       COM              009158106      409     4800 SH       DEFINED 01                                 4800
Alleghany Corporation          COM              017175100     1235     4328 SH       SOLE                     4328
Altria                         COM              02209S103     3481   117400 SH       DEFINED 01             114500              2900
American Express               COM              025816109      472    10000 SH       SOLE                    10000
                                                             17811   377595 SH       DEFINED 01             339000             38595
Anheuser-Busch Inbev ADR       COM              03524A108    24689   404801 SH       DEFINED 01             390000             14801
Automatic Data Processing      COM              053015103    27102   501800 SH       DEFINED 01             489700             12100
Bank of New York Mellon Corp   COM              064058100       60     3019 SH       SOLE                     3019
                                                              4642   233130 SH       DEFINED 01             214907             18223
Berkshire Hathaway Class B     COM              084670702    37013   485100 SH       SOLE                   485100
                                                             83186  1090247 SH       DEFINED 01            1026507             63740
Berkshire Hathaway, Inc.       COM              084670108    31558      275 SH       SOLE                      275
                                                             78263      682 SH       DEFINED 01                647                35
Brookfield Asset Management    COM              112585104    11816   430000 SH       SOLE                   430000
                                                             73429  2672106 SH       DEFINED 01            2485548            186558
Brookfield Residential         COM              11283W104      715    91500 SH       DEFINED 01              89500              2000
Brown & Brown                  COM              115236101     8274   365628 SH       DEFINED 01             365628
Brown Forman Class A           COM              115637100    22494   283760 SH       DEFINED 01             281000              2760
Brown-Forman Class B           COM              115637209     5709    70915 SH       DEFINED 01              70250               665
Calumet                        COM              131476103      202    10000 SH       SOLE                    10000
                                                               544    27000 SH       DEFINED 01              25000              2000

Capital One                    COM              14040H105     5426   128300 SH       DEFINED 01             120000              8300
Carmax                         COM              143130102     7163   235000 SH       SOLE                   235000
                                                            151072  4956435 SH       DEFINED 01            4728070            228365
Caterpillar Inc                COM              149123101    22354   246734 SH       DEFINED 01             241000              5734
Charles Schwab                 COM              808513105    10694   949700 SH       DEFINED 01             895000             54700
Coca Cola Co                   COM              191216100     4478    64000 SH       DEFINED 01              60000              4000
Contango Oil & Gas             COM              21075n204     3520    60500 SH       DEFINED 01              60500
Costco                         COM              22160K105      417     5000 SH       SOLE                     5000
                                                              2958    35500 SH       DEFINED 01              34000              1500
DENTSPLY                       COM              249030107     1239    35400 SH       DEFINED 01              35000               400
DST Systems, Inc               COM              233326107     1275    28000 SH       DEFINED 01              28000
Diageo PLC                     COM              25243Q205    28717   328500 SH       SOLE                   328500
                                                             80308   918640 SH       DEFINED 01             861500             57140
Disney                         COM              254687106     7500   200000 SH       SOLE                   200000
                                                             50167  1337794 SH       DEFINED 01            1262500             75294
Dreamworks Animation SKG, Inc  COM              26153C103      830    50000 SH       DEFINED 01              50000
EOG Resources, Inc.            COM              26875p101     8275    84000 SH       DEFINED 01              83500               500
Eagle Materials                COM              26969p108     1398    54500 SH       DEFINED 01              54500
Ecolab                         COM              278865100     2798    48400 SH       DEFINED 01              48000               400
Emerson Electric               COM              291011104     8121   174300 SH       DEFINED 01             158000             16300
Enterprise Products Lmtd Ptnsh COM              293792107      292     6300 SH       DEFINED 01                                 6300
Expeditors Int'l Wash Inc      COM              302130109     1966    48000 SH       DEFINED 01              48000
Exxon Corporation              COM              30231G102    16935   199800 SH       SOLE                   199800
                                                             51839   611602 SH       DEFINED 01             565000             46602
Fairfax Financial Holdings Ltd COM              303901102   115175   267104 SH       SOLE                   267104
                                                              5327    12355 SH       DEFINED 01              12355
Federated Investors            COM              314211103      151    10000 SH       SOLE                    10000
                                                             14703   970500 SH       DEFINED 01             954000             16500
Fidelity National Financial    COM              31620R105    26934  1690800 SH       DEFINED 01            1663000             27800
General Dynamics               COM              369550108    25780   388188 SH       DEFINED 01             370000             18188
General Electric               COM              369604103    24401  1362450 SH       SOLE                  1362450
                                                             19088  1065783 SH       DEFINED 01             942550            123233

Heritage Crystal Clean Inc     COM              42726M106     3966   239500 SH       DEFINED 01             239500
Home Depot                     COM              437076102      841    20000 SH       SOLE                    20000
                                                             39780   946231 SH       DEFINED 01             900000             46231
ITC Holdings Corp              COM              465685105    13142   173200 SH       DEFINED 01             173000               200
Illinois Tool Works            COM              452308109    11661   249641 SH       DEFINED 01             230000             19641
Intel                          COM              458140100     1455    60000 SH       SOLE                    60000
                                                             17519   722442 SH       DEFINED 01             690000             32442
International Business Machine COM              459200101     1839    10000 SH       SOLE                    10000
                                                              1931    10500 SH       DEFINED 01              10000               500
International Game Technology  COM              459902102     4300   250000 SH       SOLE                   250000
                                                             14859   863886 SH       DEFINED 01             820000             43886
Investors Title Company        COM              461804106     8186   228850 SH       DEFINED 01             213300             15550
Johnson and Johnson            COM              478160104    18362   280000 SH       SOLE                   280000
                                                             18782   286395 SH       DEFINED 01             271700             14695
Lennar Corp - B                COM              526057302     1507    96700 SH       DEFINED 01              96700
Lennox International           COM              526107107     7779   230500 SH       DEFINED 01             230000               500
Leucadia National Corp         COM              527288104    14275   627766 SH       DEFINED 01             605000             22766
Loews Corporation              COM              540424108     2654    70500 SH       DEFINED 01              65000              5500
Louisiana Pacific Corp         COM              546347105      863   107000 SH       DEFINED 01             107000
Lowes                          COM              548661107     2411    95000 SH       SOLE                    95000
                                                             11718   461700 SH       DEFINED 01             420000             41700
Marriott International         COM              571903202     5308   181965 SH       SOLE                   181965
                                                             35739  1225191 SH       DEFINED 01            1101907            123284
Marriott Vacations Worldwide   COM              57164Y107      312    18196 SH       SOLE                    18196
                                                              2103   122539 SH       DEFINED 01             110186             12353
Mastercard, Inc                COM              57636Q104     1118     3000 SH       DEFINED 01               3000
McCormick and Company          COM              579780206      756    15000 SH       DEFINED 01              15000
McDonalds                      COM              580135101    19254   191907 SH       DEFINED 01             181000             10907
Microsoft Corp                 COM              594918104    19073   734690 SH       DEFINED 01             714000             20690
Mosaic Company                 COM              61945c103     1362    27000 SH       DEFINED 01              27000
National Oilwell               COM              637071101     5779    85000 SH       DEFINED 01              85000

Nicholas Financial             COM              65373j209     1968   153500 SH       DEFINED 01             153500
Nike                           COM              654106103     4838    50200 SH       DEFINED 01              50000               200
Northern Trust Corp            COM              665859104     5552   140000 SH       DEFINED 01             140000
Novo-Nordisk A/S               COM              670100205    26418   229200 SH       DEFINED 01             215000             14200
NuStar GP Holdings             COM              67059L102     8595   258500 SH       DEFINED 01             251500              7000
Oracle Corp                    COM              68389x105    10806   421300 SH       DEFINED 01             385000             36300
Patterson Companies Inc.       COM              703395103     4328   146600 SH       DEFINED 01             145000              1600
Paychex                        COM              704326107     4393   145900 SH       DEFINED 01             145000               900
Pepsico                        COM              713448108     6967   105000 SH       DEFINED 01             104300               700
Philip Morris International    COM              718172109     9159   116700 SH       DEFINED 01             114500              2200
Plum Creek Lumber MLP          COM              729251108     5484   150000 SH       SOLE                   150000
                                                              7473   204400 SH       DEFINED 01             200000              4400
Pool Corp                      COM              73278L105     2859    95000 SH       DEFINED 01              95000
Procter & Gamble               COM              742718109     2882    43200 SH       DEFINED 01              42000              1200
RLI Corporation                COM              749607107    44816   615096 SH       DEFINED 01             598636             16460
SEI Investments Co             COM              784117103     1648    95000 SH       DEFINED 01              95000
Schlumberger                   COM              806857108     4741    69400 SH       DEFINED 01              69000               400
State Street Corp              COM              857477103     1629    40400 SH       DEFINED 01              40400
Sysco Corp                     COM              871829107     2493    85000 SH       SOLE                    85000
                                                             20848   710791 SH       DEFINED 01             640000             70791
T.Rowe Price                   COM              74144T108      626    11000 SH       SOLE                    11000
                                                             13070   229500 SH       DEFINED 01             229000               500
Teva Pharmaceuticals           COM              881624209    18893   468100 SH       DEFINED 01             459000              9100
Union First Market Bankshares  COM              90662P104    46580  3504920 SH       SOLE                  3504920
United Parcel Service          COM              911312106     5088    69520 SH       SOLE                    69520
                                                             49129   671249 SH       DEFINED 01             622980             48269
United Technologies            COM              913017109     3918    53600 SH       DEFINED 01              53000               600
Visa                           COM              92826C839     8539    84100 SH       DEFINED 01              84000               100
Vodafone Group                 COM              92857w209      420    15000 SH       DEFINED 01              15000
W.P. Carey                     COM              92930Y107     1842    45000 SH       SOLE                    45000
                                                             37497   915900 SH       DEFINED 01             905200             10700
Wal-Mart Stores                COM              931142103     6958   116425 SH       SOLE                   116425

                                                             57972   970074 SH       DEFINED 01             900575             69499
Walgreen                       COM              931422109     7351   222360 SH       DEFINED 01             220000              2360
Washington Post Co             COM              939640108     2035     5400 SH       DEFINED 01               5200               200
Washington Real Estate Investm COM              939653101      338    12366 SH       DEFINED 01                                12366
Watsco Inc                     COM              942622200     2626    40000 SH       DEFINED 01              40000
Western Union                  COM              959802109     4967   272000 SH       DEFINED 01             272000